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QUARTERLY REPORT

LAFFER|TENGLER EQUITY INCOME ETF

Schedule of InvestmentsOctober 31, 2025 (unaudited)

		Shares	Value
98.21%	COMMON STOCKS
12.11%	CONSUMER DISCRETIONARY
	DR Horton, Inc.	2,531	$377,321
	Home Depot, Inc.	1,664	631,638
	McDonald’s Corp.	1,866	556,870
	Starbucks Corp.	6,391	516,840
	TJX Companies, Inc.	4,072	570,650
			2,653,320

4.21%	CONSUMER STAPLES
	Walmart, Inc.	9,103	921,042

6.22%	ENERGY
	Chevron Corp.	3,519	555,017
	EOG Resources, Inc.	4,409	466,649
	Williams Cos., Inc.	5,871	339,755
			1,361,420

16.57%	FINANCIALS
	American Express Co.	3,131	1,129,446
	Brookfield Asset Management Ltd. ADR	9,113	492,649
	Goldman Sachs Group, Inc.	1,229	970,136
	JPMorgan Chase & Co.	3,333	1,036,963
			3,629,193

8.02%	HEALTH CARE
	Abbvie, Inc.	3,478	758,343
	Johnson & Johnson	3,235	610,994
	Medtronic plc ADR	4,270	387,289
			1,756,627

14.12%	INDUSTRIALS
	Carrier Global Corp.	10,203	606,976
	Deere & Co.	659	304,214
	Emerson Electric Co.	4,485	625,971

QUARTERLY REPORT

LAFFER|TENGLER EQUITY INCOME ETF

Schedule of Investments - continuedOctober 31, 2025 (unaudited)

		Shares	Value
	L3Harris Technologies, Inc.	2,207	$638,044
	RTX Corp.	5,139	917,312
			3,092,517
17.49%	INFORMATION TECHNOLOGY - HARDWARE
	Apple, Inc.	2,694	728,377
	Broadcom, Inc.	3,268	1,207,951
	Cisco Systems, Inc.	7,329	535,823
	Lam Research Corp.	5,754	906,025
	Texas Instruments, Inc.	2,806	453,057
			3,831,232

12.94%	INFORMATION TECHNOLOGY - SOFTWARE & SERVICES
	Alphabet, Inc. Class A	2,781	781,989
	Microsoft Corp.	2,031	1,051,672
	Oracle Corp.	3,812	1,001,069
			2,834,731

2.68%	MATERIALS
	Steel Dynamics, Inc.	3,747	587,530

1.99%	REAL ESTATE
	Prologis, Inc.	3,518	436,549

1.86%	UTILITIES
	NextEra Energy, Inc.	5,017	408,384

98.21%	TOTAL COMMON STOCKS
	(Cost: $16,587,689)		21,512,544

98.21%	TOTAL INVESTMENTS
	(Cost: $16,587,689)		21,512,544
1.79%	Other assets, net of liabilities		391,062
100.00%	NET ASSETS		$21,903,605

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

QUARTERLY REPORT

LAFFER|TENGLER EQUITY INCOME ETF

Schedule of Investments - continuedOctober 31, 2025 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of October 31, 2025:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
COMMON STOCKS	$21,512,544	$—	$—	$21,512,544
	$21,512,544	$—	$—	$21,512,544

The cost of investments for Federal income tax purposes has been estimated as of October 31, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $16,587,689, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$5,136,205
Gross unrealized depreciation	(211,350)
Net unrealized appreciation	$4,924,855